Retirement Benefits - Change in Projected Benefit Obligation and Plan Assets and Funded Status of Defined Benefit Pension Plans (Details) - Defined Benefit Pension Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in projected benefit obligation
Benefit obligation at beginning of year	$ 987,989	$ 911,550
Service cost	18,780	19,507
Defined Benefit Plan, Interest Cost	22,525	26,435
Employee contributions	3,112	3,272
Currency translation	118,411	(80,418)
Actuarial (gain) loss	(15,437)	96,216
Plan amendments	(1,058)
Benefits paid	(33,948)	(33,695)
Settlements	(2,281)
Acquisitions		55,799
Other		(10,677)
Benefit obligation at end of year	1,098,093	987,989
Change in plan assets
Plan assets at beginning of year	950,947	920,477
Actual return on plan assets	38,657	124,210
Company contributions	15,283	14,868
Employee contributions	3,112	3,272
Currency translation	114,436	(88,852)
Benefits paid	(33,948)	(33,695)
Settlements	(2,281)
Acquisitions		21,923
Other		(11,256)
Plan assets at end of year	1,086,206	950,947
Funded Status - (Under)/overfunded amounts	(11,887)	(37,042)
Amounts recognized in the Consolidated Balance Sheet
Accumulated other comprehensive loss (pre-tax)	235,495	231,225
Amount of accumulated other comprehensive loss expected to be recognized as components of net periodic pension expense in next fiscal year	7,000
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligations in excess of plan assets	702,000
Fair value of plan assets for plans with projected benefit obligations in excess of plan assets	650,000
The total accumulated benefit obligation	1,000,000	919,000
Other accrued liabilities
Amounts recognized in the Consolidated Balance Sheet
Pension liabilities included in other accrued liabilities	(2,208)	(2,001)
Noncurrent liabilities
Amounts recognized in the Consolidated Balance Sheet
Pension liabilities included in noncurrent liabilities	(49,891)	(66,018)
Other assets
Amounts recognized in the Consolidated Balance Sheet
Pension assets included in other assets	$ 40,212	$ 30,977